Other Operating Income (Tables)	12 Months Ended
Dec. 31, 2020
Other income [Abstract]
Table of Other Operating Income

	2020	2019	2018
Adjustments and interest on miscellaneous receivables	1,882,344	1,729,851	1,039,065
Rental of safe deposit boxes	1,122,188	961,725	1,124,781
Services rendered	270,110	300,983	323,403
Proceeds from electronic transactions	186,922	199,891	255,558
Income related to foreign trade	167,080	433,560	462,620
Gain from the sale of non-current assets held for sale	—	5,202,018	—
Other operating income	2,694,336	3,154,173	1,207,177

TOTAL	6,322,980	11,982,201	4,412,604